Discontinued operation, assets classified as held for sale and disposals (Tables)	12 Months Ended
Oct. 31, 2019
Discontinued operation, assets classified as held for sale and disposals [Abstract]
Net Assets Classified as Held for Sale
There are no disposal groups classified as held for sale in the current period. At October 31, 2018, the assets and liabilities relating to the SUSE and Atalla businesses were presented as held for sale.

	October 31, 2019			October 31, 2018
	Current Assets	Current liabilities	Total	Current assets	Current liabilities	Total
Reported in:	$m	$m	$m	$m	$m	$m
SUSE	-	-	-	1,114.5	(427.4)	687.1
Atalla	-	-	-	28.0	(10.3)	17.7
	-	-	-	1,142.5	(437.7)	704.8

SUSE [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Discontinued Operation for Financial Performance and Cash Flow
Discontinued operation – Financial performance

	12 months ended October 31, 2019			18 months ended October 31, 2018	12 months ended April 30, 2017
	Before Exceptional Items	Exceptional Items	Total	Total	Total
	$m	$m	$m	$m	$m
Revenue	127.0	-	127.0	538.2	303.4
Operating costs	(89.3)	-	(89.3)	(425.3)	(238.6)
Operating profit	37.7	-	37.7	112.9	64.8
Share of results of associate	(0.3)	-	(0.3)	(1.8)	-
Profit on disposal of the SUSE business	-	1,767.9	1,767.9	-	-
Profit before taxation	37.4	1,767.9	1,805.3	111.1	64.8
Taxation	(8.7)	(309.4)	(318.1)	(34.2)	(31.1)
Profit for the period from discontinued operation	28.7	1,458.5	1,487.2	76.9	33.7

Discontinued operation – Cash flow
The cash flow statement shows amounts related to the discontinued operations:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Net cash inflows from operating activities	18.6	136.1	70.4
Net cash outflows from investing activities	-	(2.5)	(7.4)
Net cash flows from financing activities	-	-	-

Assets and Liabilities Relating to Business Segment
Costs to sell have been included in trade and other payables.

		October 31, 2019	October 31, 2018
	Note	$m	$m
Non-current assets
Goodwill	10	-	859.6
Other Intangible assets	11	-	165.6
Property, plant and equipment	12	-	5.7
Investment in associates		-	9.6
Deferred tax assets		-	1.6
Long-term pension assets	25	-	1.5
Other non-current assets		-	2.2
		-	1,045.8
Current assets
Trade and other receivables		-	65.8
Cash and cash equivalents		-	2.9
		-	68.7
Total assets held for sale		-	1,114.5
Current liabilities
Trade and other payables		-	(38.0)
Provisions	24	-	(0.7)
Current tax liabilities		-	(1.2)
Deferred income		-	(218.3)
		-	(258.2)
Non-current liabilities
Deferred income		-	(160.8)
Retirement benefit obligations	25	-	(5.5)
Long-term provisions	24	-	(2.3)
Other non-current liabilities		-	(0.6)
		-	(169.2)
Total liabilities held for sale		-	(427.4)
Net assets classified as held for sale		-	687.1

Net Assets Disposed of and Profit on Disposal
Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3

The profit on disposal is calculated as follows:

$m
Disposal proceeds	2,540.3
Costs to sell recognized in the period	(45.3)
Disposal proceeds, less costs to sell recognized in the period	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	1,767.9

Inflow of Cash and Cash Equivalents on Disposal of Business
The inflow of cash and cash equivalents on the disposal of the SUSE business is calculated as follows:

$m
Disposal proceeds, less total costs to sell	2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operations, net of cash disposed	2,473.5

Atalla [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets and Liabilities Relating to Business Segment
The assets and liabilities relating to the Atalla business included in the Financial Statements at October 31, 2018 amount to $17.7m.

		October 31, 2019	October 31, 2018
	Note	$m	$m
Goodwill	10	-	27.9
Property, plant and equipment	12	-	0.1
Non-current assets		-	28.0

Deferred income		-	(10.3)
Current liabilities		-	(10.3)

Net assets classified as held for sale		-	17.7

Net Assets Disposed of and Profit on Disposal
Details of net assets disposed of and the profit on disposal are as follows:
Carrying value pre-disposal
$m
Goodwill	28.0
Property, plant and equipment	0.3
Non-current assets	28.3
Deferred income	(12.0)
Current liabilities	(12.0)
Net assets disposed	16.3

The profit on disposal which has been recorded as exceptional (note 4) is calculated as follows:

$m
Disposal proceeds	20.0
Net assets disposed	(16.3)
Profit on disposal	3.7